UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-22816

NB Private Markets Fund III (Master) LLC

(Exact name of registrant as specified in charter)

325 North Saint Paul Street

49th Floor

Dallas, TX 75201

(Address of principal executive offices) (Zip code)

David Morse, Vice President

Neuberger Berman Investment Advisers LLC

1290 Avenue of the Americas

New York, NY 10104

(Name and address of agent for service)

Registrant’s telephone number, including area code:             1-212-476-8800

Date of fiscal year end:      March 31

Date of reporting period:      September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

NB Private Markets Fund III (Master) LLC

Financial Statements

(Unaudited)

For the six months ended September 30, 2024

NB Private Markets Fund III (Master) LLC

For the six months ended September 30, 2024

Index	Page No.

NB Private Markets Fund III (Master) LLC

Statement of Assets, Liabilities and Members’ Equity – Net Assets

As of September 30, 2024 (Unaudited)

Assets

Investments, at fair value (cost $33,789,929)	$55,085,033
Interest receivable	8,569
Prepaid insurance	7,640

Total Assets	$55,101,242

Liabilities

Advisory fees payable	$144,774
Legal fees payable	56,572
Due to Affiliate	49,897
Administration service fees payable	19,750
Audit fees payable	3,672
Other payables	655

Total Liabilities	$275,320

Commitments and contingencies (Note 5)

Members’ Equity - Net Assets	$54,825,922

Units of Membership Interests outstanding (unlimited units authorized)	25,265.58
Net Asset Value Per Unit	$2,169.98

The accompanying notes are an integral part of these financial statements.

NB Private Markets Fund III (Master) LLC

Schedule of Investments

As of September 30, 2024 (Unaudited)

Portfolio Funds (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Buyout/Growth (55.67%)
Advent International GPE VIII-B, L.P.	Primary	09/2016 - 02/2022	North America	$4,006,414	$6,240,978
Apollo Investment Fund IV, L.P.	Secondary	04/2014	North America	77,631	6,125
BV Investment Partners Fund VIII, L.P.	Primary	08/2014 - 10/2022	North America	693,161	1,584,090
Charlesbank Equity Fund VIII, L.P.	Primary	01/2015 - 02/2024	North America	6,075,737	7,379,649
Green Equity Investors VII, L.P.	Primary	05/2017 - 06/2024	North America	1,970,258	2,813,209
Lone Star Fund IX (U.S.), L.P.	Primary	03/2015 - 06/2018	North America	915,585	1,258,794
Platinum Equity Capital Partners III, L.P.	Secondary	12/2013 - 09/2023	North America	319,222	741,541
Rhone Partners V, L.P.	Primary	07/2015 - 04/2024	North America	3,995,137	10,498,811
				18,053,145	30,523,197
Special Situations (15.99%)
Clearlake Capital Partners IV, L.P.	Primary	09/2015 - 01/2023	North America	1,460,527	2,840,603
Clearlake Opportunities Partners, L.P.	Primary	09/2015 - 12/2023	North America	1,388,994	1,865,834
Lone Star Real Estate Fund III (U.S.), L.P.	Primary	05/2014 - 04/2017	North America	912,720	15,165
OrbiMed Royalty Opportunities II, L.P.	Primary	04/2015 - 03/2023	North America	364,160	74,241
Ridgewood Energy Oil & Gas Fund III, L.P.	Primary	05/2015 - 09/2024	North America	3,900,238	3,435,250
Walton Street Real Estate Fund VII, L.P.	Primary	03/2014 - 12/2022	North America	1,258,573	533,431
				9,285,212	8,764,524
Venture Capital (24.21%)
Lightspeed China Partners II, L.P.	Primary	06/2014 - 11/2023	Asia	910,213	3,562,052
Lightspeed Venture Partners Select, L.P.	Primary	03/2014 - 05/2019	North America	636,540	1,137,353
Lightspeed Venture Partners X, L.P.	Primary	07/2014 - 11/2023	North America	1,266,320	5,930,172
Meritech Capital Partners V L.P.	Primary	09/2014 - 11/2022	North America	1,113,720	2,642,956
				3,926,793	13,272,533

Short Term Investments	Cost	Fair Value
Money Market Fund (4.60%)
Morgan Stanley Institutional Liquidity Fund Government Portfolio (F)	2,524,779	2,524,779
	2,524,779	2,524,779

Total Investments (cost $33,789,929) (100.47%)		55,085,033
Other Assets & Liabilities (Net) (-0.47%)		(259,111)
Members' Equity - Net Assets (100.00%)		$54,825,922

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at September 30, 2024 aggregated $31,265,150. Total fair value of illiquid and restricted securities at September 30, 2024 was $52,560,254 or 95.87% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Company's Members' Equity - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The rate is 4.71%, the annualized seven-day yield as of September 30, 2024.

The accompanying notes are an integral part of these financial statements.

NB Private Markets Fund III (Master) LLC

Statement of Operations

For the six months ended September 30, 2024 (Unaudited)

Investment Income:

Interest income	$105,274

Total Investment Income	105,274

Operating Expenses:

Advisory fees	297,212
Legal fees	60,313
Independent Managers' fees	49,874
Administration service fees	39,500
Audit fees	25,245
Insurance expense	4,470
Other expenses	7,456

Total Operating Expenses	484,070

Net Investment Loss	(378,796)

Net Realized and Change in Unrealized Gain on Investments (Note 2)
Net realized gain on investments	3,304,994
Net change in unrealized appreciation on investments	(2,932,446)

Net Realized and Change in Unrealized Gain on Investments	372,548

Net Decrease in Members’ Equity – Net Assets Resulting from Operations	$(6,248)

The accompanying notes are an integral part of these financial statements.

NB Private Markets Fund III (Master) LLC

Statements of Changes in Members’ Equity – Net Assets

For the year ended March 31, 2024 (Audited)

Total Members
Members' committed capital	$87,888,888

Members' equity at April 1, 2023	$70,858,909
Capital distributions	(9,681,568)
Net investment loss	(862,673)
Net realized gain on investments	8,078,786
Net change in unrealized appreciation on investments	(7,250,799)
Members' equity at March 31, 2024	$61,142,655

For the six months ended September 30, 2024 (Unaudited)

Total Members
Members' committed capital	$87,888,888

Members' equity at April 1, 2024	$61,142,655
Capital distributions	(6,310,485)
Net investment loss	(378,796)
Net realized gain on investments	3,304,994
Net change in unrealized appreciation on investments	(2,932,446)
Members' equity at September 30, 2024	$54,825,922

The accompanying notes are an integral part of these financial statements.

NB Private Markets Fund III (Master) LLC

Statement of Cash Flows

For the six months ended September 30, 2024 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net Change in Members’ Equity – Net Assets resulting from operations	$(6,248)
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash provided by operating activities:
Contributions to investments in Portfolio Funds	(539,897)
Proceeds received from investments in Portfolio Funds	5,225,420
Net purchases and sales of short term investments	1,988,519
Net realized gain on investments	(3,304,994)
Net change in unrealized (appreciation) depreciation on investments	2,932,446
Changes in assets and liabilities related to operations
(Increase) decrease in interest receivable	5,771
(Increase) decrease in prepaid insurance fees	(4,299)
Increase (decrease) in advisory fees payable	(14,157)
Increase (decrease) in legal fees payable	(3,893)
Increase (decrease) in due to Affiliate	49,695
Increase (decrease) in administration service fees payable	(2,049)
Increase (decrease) in audit fees payable	(15,883)
Increase (decrease) in other payables	54

Net cash provided by (used in) operating activities	6,310,485

CASH FLOWS FROM FINANCING ACTIVITIES

Distributions to Members	(6,310,485)

Net cash provided by (used in) financing activities	(6,310,485)

Net change in cash and cash equivalents	-
Cash and cash equivalents at beginning of the period	-

Cash and cash equivalents at end of the period	$-

Noncash activities
Receipt of in-kind distributions of securities from
Portfolio Funds, at fair value on the date of distribution	$346,431

Distributions totaling $158,263 were made to the TE Fund for taxes paid and/or accrued on behalf of the TE Fund.

The accompanying notes are an integral part of these financial statements.

NB Private Markets Fund III (Master) LLC

Financial Highlights

	For the six months ended September 30, 2024 (Unaudited)	For the year ended March 31, 2024	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2021	For the year ended March 31, 2020
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$2,420.00	$2,804.56	$3,440.79	$4,183.05	$2,534.38	$2,512.79
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(14.99)	(34.14)	(42.31)	(58.30)	(46.18)	(44.42)
Net realized and unrealized gain (loss) on investments	14.74	32.77	(279.45)	752.35	1,906.03	215.25
Net increase (decrease) in net assets resulting from operations	(0.25)	(1.37)	(321.76)	694.05	1,859.85	170.83

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	(249.77)	(383.19)	(314.47)	(1,436.31)	(211.18)	(149.24)
NET ASSET VALUE, END OF PERIOD	$2,169.98	$2,420.00	$2,804.56	$3,440.79	$4,183.05	$2,534.38
TOTAL NET ASSET VALUE RETURN (1), (2), (3)	0.04%	0.02%	(9.44)%	16.59%	74.23%	6.79%

RATIOS AND SUPPLEMENTAL DATA:
Members' Equity - Net Assets, end of period in thousands (000's)	$54,826	$61,143	$70,859	$86,934	$105,687	$64,033
Ratios to Average Members' Equity - Net Assets: (4), (5)
Expenses	1.57%	1.64%	1.53%	1.48%	1.52%	1.74%
Net investment loss	(1.20)%	(1.28)%	(1.41)%	(1.48)%	(1.51)%	(1.65)%
Portfolio Turnover Rate (6)	0.99%	3.04%	3.50%	3.60%	6.36%	12.54%

INTERNAL RATES OF RETURN:
Internal Rate of Return (7)	17.33%	17.80%	19.07%	21.90%	22.15%	14.00%

(1)	Selected data for a unit of Membership Interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Company during the period and assumes distributions, if any, were reinvested. The Company's units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total return and the ratios to average members' equity - net assets is calculated for the Company taken as a whole.
(4)	Ratios do not reflect the Company's proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Portfolio Funds.
(5)	For the six months ended September 30, 2024, the ratios are annualized.
(6)	Proceeds received from investments are included in the portfolio turnover rate.
(7)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date.

The accompanying notes are an integral part of these financial statements.

NB Private Markets Fund III (Master) LLC

Notes to the Financial Statements

September 30, 2024 (Unaudited)

1. Organization

NB Private Markets Fund III (Master) LLC (the “Company”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Company was organized as a Delaware limited liability company on March 18, 2013. The Company commenced operations on October 25, 2013. The duration of the Company is ten years from the final subscription closing date (the “Final Closing”), which occurred on October 25, 2014, subject to two two-year extensions which may be approved by the Board of Managers of the Company (the “Board” or the “Board of Managers”). Thereafter, the term of the Company may be extended by consent of a majority-in-interest of its Members as defined in the Company’s limited liability company agreements (the “LLC Agreement”). On July 30, 2024 the Board approved an extension of the Company’s term by two years, to October 25, 2026.

The Company’s investment objective is to provide attractive long-term returns. The Company seeks to achieve its objective by investing in private equity funds and other collective investment vehicles or accounts pursuing investment strategies in buyout/growth, venture capital, and special situations (distressed debt, mezzanine, natural resources, opportunistic, real estate, royalties, and other private equity strategies perceived to be attractive by the Registered Investment Adviser) (collectively, the “Portfolio Funds”). Neither the Company nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

NB Private Markets Fund III (TI) LLC (the “TI Fund”) and NB Private Markets Fund III (TE) LLC (the “TE Fund”), each a Delaware limited liability company that is registered under the Investment Company Act as a non-diversified, closed-end management investment company, and NB Private Markets Fund III (Offshore) LDC, a Cayman Islands limited duration company (the “Offshore Fund”, and together with the TI Fund and the TE Fund, the “Feeder Funds”), pursue their investment objectives by investing substantially all of their assets in the Company.  The percentage of the Offshore Fund’s shareholders’ capital owned by the TE Fund is 100%. The financial position and results of operations of the Offshore Fund have been consolidated within the TE Fund’s consolidated financial statements. The Feeder Funds have the same investment objective and substantially the same investment policies as the Company (except that the Feeder Funds pursue their investment objectives by investing in the Company).

The Board has overall responsibility to manage and supervise the operations of the Company. The Board exercises the same powers, authority and responsibilities on behalf of the Company as are customarily exercised by directors of a typical investment company registered under the Investment Company Act. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser” and together with NBIA, the “Adviser”) to provide investment advice regarding the selection of the Portfolio Funds and to manage the day-to-day operations of the Company.

The Company operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as members of the Company (“Members”). As of September 30, 2024, the TI Fund’s and the TE Fund’s ownership of the Company’s Members’ contributed capital was 57.21% and 42.79%, respectively.

NB Private Markets Fund III (Master) LLC

Notes to the Financial Statements

September 30, 2024 (Unaudited)

2. Significant Accounting Policies

The Company meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

A. Basis of Accounting

The Company’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Company are maintained in U.S. dollars.

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The Company computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Adviser in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Company values its investments.  In accordance with Rule 2a-5 under the Investment Company Act, the Board has designated NBIA as its Valuation Designee (the “Valuation Designee”). The Valuation Designee, with assistance from NBAA, is responsible for determining fair value in good faith for the Company’s investments without readily available market quotations, subject to oversight by the Board.

It is expected that most of the Portfolio Funds in which the Company invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820: Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Adviser generally will value the Company’s investment in the Portfolio Fund based primarily upon the value reported to the Company by the Portfolio Fund as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

NB Private Markets Fund III (Master) LLC

Notes to the Financial Statements

September 30, 2024 (Unaudited)

FASB ASC 820-10 Fair Value Measurements establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Company’s results of operations and financial condition.

NB Private Markets Fund III (Master) LLC

Notes to the Financial Statements

September 30, 2024 (Unaudited)

The following table presents the investments carried on the Statement of Assets, Liabilities and Members’ Equity – Net Assets by level within the valuation hierarchy as of September 30, 2024.

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Buyout/Growth	$-	$-	$-	$30,523,197	$30,523,197
Special Situations	-	-	-	8,764,524	8,764,524
Venture Capital	-	-	-	13,272,533	13,272,533
Money Market Fund	2,524,779	-	-	-	2,524,779
Totals	$2,524,779	$-	$-	$52,560,254	$55,085,033

Significant Unobservable Inputs

As of September 30, 2024, the Company had investments valued at $55,085,033. The fair value of investments valued at $52,560,254 in the Company’s Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The estimated remaining life of the Company’s Portfolio Funds as of September 30, 2024 is one to two years, with the possibility of extensions by each of the Portfolio Funds.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Company’s custodian.

Cash and cash equivalents can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2024, the Company held $2,524,779 in an overnight sweep that is deposited into a money market account.

Cash and cash equivalents are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations (“SIPC”) or Federal Deposit Insurance Corporation (“FDIC”) limitations.

E. Investment Gains and Losses

The Company records distributions of cash or in-kind securities from the Portfolio Funds based on the information from distribution notices when distributions are received. The Company recognizes within the Statement of Operations its share of realized gains or (losses), the Company’s change in net unrealized appreciation/(depreciation) and the Company’s share of net investment income or (loss) based upon information received regarding distributions from managers of the Portfolio Funds. The Company may also recognize realized losses based upon information received from the Portfolio Fund managers for write-offs taken in the underlying portfolio. Change in unrealized appreciation/(depreciation) on investments within the Statement of Operations includes the Company’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Portfolio Fund.

The Portfolio Funds may make in-kind distributions to the Company and, particularly in the event of a dissolution of a Portfolio Fund, such distributions may contain securities that are not marketable. While the general policy of the Company will be to liquidate such investment and distribute proceeds to Members, under certain circumstances when deemed appropriate by the Board, a Member may receive in-kind distributions from the Company.

NB Private Markets Fund III (Master) LLC

Notes to the Financial Statements

September 30, 2024 (Unaudited)

F. Income Taxes

The Company is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Members and, accordingly, there is no provision for income taxes reflected in these financial statements. The Company has a tax year end of December 31.

Differences arise in the computation of Members’ equity for financial reporting in accordance with GAAP and Members’ equity for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the Portfolio Funds for federal income tax purposes is based on amounts reported to the Company on Schedule K-1 from the Portfolio Funds. As of September 30, 2024, the Company had not received information to determine the tax cost of the Portfolio Funds. Based on the amounts reported to the Company on Schedule K-1 as of December 31, 2023, and after adjustment for purchases and sales between December 31, 2023 and September 30, 2024, the estimated cost of the Portfolio Funds at September 30, 2024, for federal income tax purposes aggregated $23,041,965. The net unrealized appreciation for federal income tax purposes was estimated to be $29,518,289. The net unrealized appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $31,344,425 and $1,826,136, respectively.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2023, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2021 forward (with limited exceptions). FASB ASC 740-10 Income Taxes requires the Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Adviser has reviewed the Company’s tax positions for the current tax year and has concluded that no provision for taxes is required in the Company’s financial statements for the six months ended September 30, 2024. The Company recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the six months ended September 30, 2024, the Company did not incur any interest or penalties.

NB Private Markets Fund III (Master) LLC

Notes to the Financial Statements

September 30, 2024 (Unaudited)

G. Restrictions on Transfers

Interests of the Company (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

H. Fees of the Portfolio Funds

Each Portfolio Fund will charge its investors (including the Company) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Company level expenses shown on the Company’s Statement of Operations, Members of the Company will indirectly bear the fees and expenses charged by the Portfolio Funds. These fees are reflected in the valuations of the Portfolio Funds and are not reflected in the ratios to average net assets in the Company’s Financial Highlights.

I. Company Expenses

The Company bears all expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Advisory Fees (as defined herein); investment related expenses; legal fees; administration; auditing; tax preparation fees; custodial fees; costs of insurance; registration expenses; Managers’ fees (as defined herein); and expenses of meetings of the Board.

J. Foreign Currency Translation

The Company has foreign investments which require the Company to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar equivalent using period end exchange rates. The resulting translation adjustments are recorded as unrealized appreciation or depreciation on investments.

Contributed capital to and distributions received from these foreign Portfolio Funds are translated into the U.S. dollar equivalent using exchange rates on the date of the transaction.

Conversion gains and losses resulting from changes in foreign exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. The Company does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.

3. Advisory Fees, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds.  Further, the Registered Investment Adviser provides certain management and administrative services to the TI Fund and the TE Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Registered Investment Adviser an investment advisory fee (the “Advisory Fees”) quarterly in arrears at the annual rate of 1.0% as follows: (i) during the period from the initial closing until the fifth anniversary of the Final Closing, based on the total capital commitments (the “Underlying Commitments”) entered into by the Company with respect to investments in the Portfolio Funds (during this time, the Advisory Fees will not exceed 1.0% of total commitments from Members); and (ii) beginning on the fifth anniversary of the Final Closing and thereafter, based on the net asset value of the Company. For the six months ended September 30, 2024, the Company incurred Advisory Fees totaling $297,212.

NB Private Markets Fund III (Master) LLC

Notes to the Financial Statements

September 30, 2024 (Unaudited)

Pursuant to an Administrative and Accounting Services Agreement, the Company retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial, accounting, tax preparation and investor services to the Company. In consideration for these services, the Company pays the Administrator a tiered fee between 0.01% and 0.02%, based on the first day of each calendar quarter’s net assets, subject to a minimum quarterly fee. In accordance with the service level agreement additional fees may be charged for out of scope services and quarterly filings made on behalf of the Company. For the six months ended September 30, 2024, the Company incurred administration service fees totaling $39,500.

The Board consists of six managers (the “Managers”), of which five are not “interested persons” of the Company as defined by Section 2(a)(19) of the Investment Company Act. Compensation to the Board is paid and expensed by the Company on a quarterly basis. The Managers are also reimbursed for out of pocket expenses in connection with providing their services to the Company. For the six months ended September 30, 2024, the Company incurred $49,874 in Managers’ fees.

4. Capital Commitments from Members

At September 30, 2024, capital commitments from Members totaled $87,888,888. Capital contributions received by the Company with regard to satisfying Member commitments totaled $40,428,888, which represents approximately 46% of committed capital at September 30, 2024.

Capital contributions are credited to Members’ equity accounts and units will be issued when paid. Capital contributions are determined based on a percentage of commitments. During the six months ended September 30, 2024, the Company did not issue any units.

The net profits or net losses of the Company are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that it would follow the distributions outlined below.

Distributions are made of available cash or other net investment proceeds to Members at such times and in such amounts as determined by the Board in its sole discretion and in accordance with Members’ respective percentage interests, as defined in the LLC Agreement. As of September 30, 2024, the Company had distributed $73,942,339 to the Feeder Funds.

NB Private Markets Fund III (Master) LLC

Notes to the Financial Statements

September 30, 2024 (Unaudited)

5. Capital Commitments of the Company to Portfolio Funds

As of September 30, 2024, the Company had total capital commitments of $82,640,413 to the Portfolio Funds with remaining unfunded commitments to the Portfolio Funds totaling $8,773,829 as listed below:

Assets:	Unfunded Commitment
Buyout/Growth	$5,596,825
Special Situations	3,007,003
Venture Capital	170,000
Total	$8,773,829

6. Description of the Portfolio Funds

Due to the nature of the Portfolio Funds, the Company generally cannot liquidate its positions in the Portfolio Funds except through distributions from the Portfolio Funds, which are made at the discretion of the Portfolio Funds. The Company has no right to demand repayment of its investment in the Portfolio Funds.

The following Portfolio Funds represent 5% or more of Members’ Equity – Net Assets of the Company. Thus, the Portfolio Funds’ investment objectives are disclosed below.

Rhone Partners V, L.P. represents 19.15% of Members’ Equity – Net Assets of the Company. The objective of Rhone Partners V, L.P. is to make portfolio investments consisting of controlling and noncontrolling equity and equity-related interests in operating businesses.

Charlesbank Equity Fund VIII, L.P. represents 13.46% of Members’ Equity – Net Assets of the Company. The objective of Charlesbank Equity Fund VIII, L.P. is to make investments in equity, debt, convertible securities and other interests in business organizations, to provide capital for acquisition and expansion of growing companies.

Advent International GPE VIII-B, L.P. represents 11.38% of Members’ Equity – Net Assets of the Company. The objective of Advent International GPE VIII-B L.P. is to make investments in businesses in the development stage and other small to medium sized companies based primarily in Europe and North America.

Lightspeed Venture Partners X, L.P. represents 10.82% of Members’ Equity – Net Assets of the Company. Lightspeed Venture Partners X, L.P. invests in securities (whether debt, equity, or any combination thereof) issued primarily in start-ups, early-stage, development, and expansion-stage companies engaged in business in the technology area.

NB Private Markets Fund III (Master) LLC

Notes to the Financial Statements

September 30, 2024 (Unaudited)

Lightspeed China Partners II, L.P. represents 6.50% of Members’ Equity – Net Assets of the Company. The objective of Lightspeed China Partners II, L.P. is to make investments that are primarily in early stages or growth stage companies, which will typically be headquartered in, have operations in, sell products to, or have some other nexus to, China.

Ridgewood Energy Oil & Gas Fund III, L.P. represents 6.27% of Members’ Equity – Net Assets of the Company. Ridgewood Energy Oil & Gas Fund III, L.P. was organized to own, manage, supervise and dispose of investments, primarily in oil and gas exploration, development and production properties located in the United States offshore waters in the Gulf of Mexico.

Clearlake Capital Partners IV, L.P. represents 5.18% of Members’ Equity – Net Assets of the Company. Clearlake Capital Partners IV, L.P. invests in companies that are undergoing complex financial, operational or structural change, for which it believes the firm’s expertise and value investing approach can generate exceptional risk-adjusted returns.

Green Equity Investors VII, L.P. represents 5.13% of Members’ Equity – Net Assets of the Company. Green Equity Investors VII, L.P. seeks to make control-oriented equity investments in lower middle market companies in the information and business services and communications sectors.

7. Indemnifications

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

Many of the Portfolio Funds’ partnership agreements contain provisions that allow them to recycle or recall distributions made to the Company. Accordingly, the unfunded commitments disclosed under Note 5 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

8. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Company’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Company. The Company’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner if at all.

NB Private Markets Fund III (Master) LLC

Notes to the Financial Statements

September 30, 2024 (Unaudited)

The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

This portfolio strategy presents a high degree of business and financial risk due to the nature of underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, operations in new or developing industries, and concentration of investments in one industry or geographical area.

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments (including the complete devaluation of the Company). In addition, defaults by Members on their commitments to the Company, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

9. Subsequent Events

The Company has evaluated all events subsequent to September 30, 2024, through the date these financial statements were available to be issued and has determined that there were no subsequent events that require disclosure.

NB Private Markets Fund III (Master) LLC

Supplemental Information

September 30, 2024 (Unaudited)

Proxy Voting and Portfolio Holdings

A description of the Company’s policies and procedures used to determine how to vote proxies relating to the Company’s portfolio securities, as well as information regarding proxy votes cast by the Company (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Company at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Company did not receive any proxy solicitations during the six months ended September 30, 2024.

The Company files a complete schedule of portfolio holdings on Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Company’s N-PORT filings are available in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

NB Private Markets Fund III (Master) LLC

Advisory and Sub-Advisory Agreement Approval

September 30, 2024 (Unaudited)

Advisory and Sub-Advisory Agreement Approval

The Board of NB Private Markets Fund III (Master) LLC (the “Master Fund”) considered the approval of the Investment Advisory Agreement between the Master Fund and NBIA, the Management Agreements between each of the Feeder Funds and NBIA and the Sub-Advisory Agreement between NBIA, on behalf of the Master Fund, and NBAA (NBIA and NBAA together, "Neuberger Berman"), at an executive session of the Independent Managers held on July 22, 2024 and a Board meeting held on July 30, 2024. The Board is comprised of a majority of Independent Managers, and, in connection with its deliberations regarding matters relating to the Investment Advisory Agreement, Management Agreements and the Sub-Advisory Agreement (collectively, the "Agreements"), the Independent Managers were represented and assisted by independent legal counsel. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

In determining whether to approve each Agreement, the Board noted that it had, through its counsel, requested certain information in connection with the approval of the Agreements and discussed with management of Neuberger Berman certain matters. The Board considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board reviewed materials furnished by NBIA and NBAA, including information regarding NBIA and NBAA, their affiliates, personnel, operations and NBIA's financial condition. The Board's counsel reviewed with the Board its duties and responsibilities under state and common law and under the Investment Company Act with respect to the approval of investment advisory agreements.

The Board reviewed and considered NBIA's financial condition, noting that both NBIA and NBAA are wholly-owned, indirect subsidiaries of Neuberger Berman Group LLC. Specifically, the Board reviewed and considered financial statements of NBIA and other financial information for NBIA. The Board determined that NBIA is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Master Fund and to satisfy its obligations under the Investment Company Act and the Investment Advisory Agreement.

The Board discussed and reviewed the Advisory Fee, together with the fee paid by NBIA to NBAA out of the Advisory Fee (the "Sub-Advisory Fee"), and the appropriateness of such Advisory Fee. The Board reviewed and considered how the Advisory Fee and Sub-Advisory Fee for the Master Fund reflects the economies of scale for the benefit of the members of the Master Fund, noting that economies of scale are realized when a fund's assets increase significantly and that the Master Fund did not have increasing assets. During its discussion of the Advisory Fee and Sub-Advisory Fee, the Board also considered the incentive carried interest to be received by NBIA or its affiliate. The Board also reviewed and considered the fees or other payments to be received by NBIA, NBAA and their affiliates, including the fees payable by each Feeder Fund to NBIA under Management Agreements between each Feeder Fund and NBIA. Specifically, the Board reviewed and considered a comparison of fees charged by investment advisers to fund peers of the Master Fund, and fees charged by NBIA, NBAA or their affiliates with respect to other funds of funds programs. The Board noted, in comparing fee structures of the Master Fund with those of non-registered funds, the additional administrative, financial reporting and legal services provided by Neuberger Berman to the Master Fund. The Board concluded that the Advisory Fee and Sub-Advisory Fee were reasonable.

NB Private Markets Fund III (Master) LLC

Advisory and Sub-Advisory Agreement Approval

September 30, 2024 (Unaudited)

The Board discussed and reviewed the nature, extent and quality of services rendered to the Master Fund by NBIA and NBAA. The Board discussed the structure and capabilities of Neuberger Berman, including technology and operational support, which support the services provided to the Master Fund. The Board also considered Neuberger Berman's extensive administrative and compliance infrastructure. The Board also reviewed and discussed the experience and qualifications of key personnel of Neuberger Berman, including the qualifications of the portfolio managers to manage the Master Fund, and their experience managing funds of private funds, including other registered funds of private equity funds that the Board oversees, and the background and expertise of the key personnel and amount of time they are able to devote to the Master Fund's affairs. There was also a discussion on performance analytics and the various indices and benchmarks used for the Master Fund. The Board concluded that, in light of the particular requirements of the Master Fund, it was satisfied with the professional qualifications and overall commitment to the Master Fund of the portfolio management team.

The Board discussed Neuberger Berman's profitability and, after reviewing this information, and other information discussed at the meetings, determined that the profitability relating to the Master Fund was not so disproportionately large that it bore no reasonable relationship to the services rendered and also determined that, given the overall performance of the Master Fund and Neuberger Berman's service levels, the current profitability of Neuberger Berman resulting from its relationship to the Master Fund was not excessive.

The Board also continued its review in an executive session in which independent legal counsel was present. At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Managers, determined to approve the continuance of the Agreements. In approving the continuation of the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Neuberger Berman, of NBIA and NBAA and the services provided to the Master Fund by NBIA and NBAA. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations and compliance infrastructure of the Master Fund and the investment management and other services provided under the Agreements, including information on the comparative and absolute investment performance of the Master Fund. Certain aspects of these arrangements may receive greater scrutiny in some years than in others, and the Board's conclusions may be based, in part, on their consideration of the Master Fund’s arrangements, or substantially similar arrangements for other NBAA-advised funds that the Board oversees, in prior years.

(b) Not applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Included as part of the report to members filed under Item 1 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Registrant’s statement regarding the basis for approval of the investment advisory contract is included as part of the Report to Members filed under Item 1(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to semi-annual reports.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 14. Purchase of Equity Securities by Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Board.

Item 16. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) The Fund did not engage in any securities lending activity during the six months ended September 30, 2024.

(b) The Fund did not engage in any securities lending activity and did not engage a securities lending agent during the six months ended September 30, 2024.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics. Not applicable to semi-annual reports.

(a)(2)	Not applicable.

(a)(3)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act, are filed herewith.

(a)(4)	Not applicable.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act is furnished herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NB Private Markets Fund III (Master) LLC

By:	/s/ David Morse
David Morse
Vice President

Date: December 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David Morse
David Morse
Vice President
(Principal Executive Officer)

Date: December 9, 2024

By:	/s/ Mark Bonner
Mark Bonner
Treasurer
(Principal Financial Officer)

Date: December 9, 2024